Expense Example {- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2015 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2015 Fund- Class A
Expense Example:
1 year	$ 645
3 years	794
5 years	954
10 years	1,415
Fidelity Advisor Freedom Blend 2015 Fund- Class M
Expense Example:
1 year	446
3 years	650
5 years	869
10 years	1,495
Fidelity Advisor Freedom Blend 2015 Fund- Class C
Expense Example:
1 year	251
3 years	467
5 years	805
10 years	1,754
Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor
Expense Example:
1 year	49
3 years	153
5 years	265
10 years	588
Fidelity Advisor Freedom Blend 2015 Fund- Class Z
Expense Example:
1 year	39
3 years	121
5 years	210
10 years	$ 464